Financial instruments	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments
30.
Financial instruments

Financial instruments by category

The carrying value and fair value of financial instruments as of March 31, 2025 and 2024, respectively were as follows:

	As of March 31, 2025					As of March 31, 2024
	Category	Total carrying value		Total fair value		Total carrying value		Total fair value
Assets:
Cash and cash equivalents	Amortized cost	Rs.	14,654	Rs.	14,654	Rs.	7,107	Rs.	7,107
Other investments	Refer to Note 8		53,645		53,645		75,422		75,422
Trade and other receivables	Amortized cost		90,420		90,420		80,298		80,298
Derivative financial instruments	FVTPL		557		557		169		169
Other assets (1)	Amortized cost		3,952		3,952		3,594		3,594
Total		Rs.	163,228	Rs.	163,228	Rs.	166,590	Rs.	166,590
Liabilities:
Trade and other payables	Amortized cost	Rs.	35,523	Rs.	35,523	Rs.	30,919	Rs.	30,919
Derivative financial instrument	FVTPL		1,286		1,286		468		468
Long-term borrowings	Amortized cost		8,721		8,721		7,297		7,297
Short-term borrowings	Amortized cost		38,045		38,045		12,723		12,723
Other liabilities and provisions (2)	See below discussion in this Note 30		36,917		36,917		30,575		30,575
Total		Rs.	120,492	Rs.	120,492	Rs.	81,982	Rs.	81,982

(1)
Other assets that are not financial assets (such as receivables from statutory authorities, government incentives receivable, prepaid expenses, advances paid and certain other receivables) of Rs.27,162 and Rs.20,598 as of March 31, 2025 and 2024, respectively, are not included.

(2)
Other liabilities and provisions that are not financial liabilities (such as statutory dues payable, deferred revenue, advances from customers and certain other accruals) of Rs.18,195 and Rs.21,735 as of March 31, 2025 and 2024, respectively, are not included.

Other liabilities and provisions includes amount measured at amortized cost of Rs.34,001 and Rs.30,388 as of March 31, 2025 and 2024, respectively, and contingent consideration measured at FVTPL of Rs.2,916 and Rs.187 as of March 31, 2025 and 2024, respectively.

For trade receivables, trade payables, other assets and payables maturing within one year from the reporting date, the carrying amounts approximate fair value due to the short maturity of these instruments.

Fair value hierarchy
Level 1
- Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2
- Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).
Level 3
- Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

The following table presents the fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2025:

Particulars	Level 1		Level 2		Level 3		Total
FVTPL - Financial asset - Investments in units of mutual funds	Rs.	33,186	Rs.	-	Rs.	-	Rs.	33,186
FVTPL - Financial asset - Investment in limited liability partnership firm (2)		-		-		1,122		1,122
FVTPL - Financial asset - Investments in equity securities		86		-		1		87
FVTPL – Financial asset - Investments in others		-		-		219		219
FVTOCI - Financial asset - Investments in equity securities		49		-		-		49
Derivative financial instruments - net loss on outstanding foreign exchange forward, option, swap contracts and interest rate swap contracts (1)		-		(729)		-		(729)
FVTPL – Financial liability - Contingent consideration		-		-		(2,916)		(2,916)

The following table presents the fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2024:

Particulars	Level 1		Level 2		Level 3		Total
FVTPL - Financial asset - Investments in units of mutual funds	Rs.	40,597	Rs.	-	Rs.	-	Rs.	40,597
FVTPL - Financial asset - Investment in limited liability partnership firm (2)		-		-		644		644
FVTPL - Financial asset - Investments in equity securities		135		-		1		136
FVTPL – Financial asset - Investments in others		-		-		166		166
FVTOCI - Financial asset - Investments in equity securities		249		-		-		249
Derivative financial instruments - net loss on outstanding foreign exchange forward, option and swap contracts (1)		-		(299)		-		(299)
FVTPL – Financial liability - Contingent consideration		-		-		(187)		(187)

(1)
The Company enters into derivative financial instruments with various counterparties, principally financial institutions and banks. Derivatives which are valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward option and swap contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black-Scholes-Merton models (for option valuation), using present value calculations. The models incorporate various inputs, including foreign exchange forward rates, interest rate curves and forward rate curves.

(2)	Fair value of these instruments is determined based on an independent valuation report, which uses the net asset value method.

As of March 31, 2025 and 2024, the changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships and other financial instruments recognized at fair value.

Derivative financial instruments

The Company had a derivative financial asset and derivative financial liability of Rs.557 and Rs.1,286, respectively, as of March 31, 2025, as compared to derivative financial asset and derivative financial liability of Rs.169 and Rs.468, respectively, as of March 31, 2024, towards these derivative financial instruments.

Details of gain/(loss) recognized in respect of derivative contracts

The following table presents details in respect of the gain/(loss) recognized in respect of derivative contracts to hedge highly probable forecast transactions during the applicable year ended:

	For the Year Ended March 31,
	2025		2024		2023
Net loss recognized in finance costs in respect of foreign exchange derivative contracts	Rs.	(64)	Rs.	(9)	Rs.	62
Net (loss)/gain recognized in OCI in respect of hedges of highly probable forecast transactions (refer to Note 36.B for details)		2,432		(470)		(905)
Net (loss)/gain reclassified from OCI and recognized as component of revenue upon occurrence of forecasted transaction		(759)		1,368		(4,375)

The net carrying amount of the Company’s “hedging reserve” as a component of equity before adjusting for tax impact was a gain of Rs.143 as of March 31, 2025, compared to a loss of Rs.91 as of March 31, 2024.

Outstanding foreign exchange derivative contracts

The following table gives details in respect of the notional amount of outstanding foreign exchange derivative contracts as of March 31, 2025.

Category	Instrument	Currency (1)	Cross Currency (1)	Amounts	Buy/Sell
Hedges of recognized assets and liabilities	Forward contract	CAD	INR	CAD 1	Sell
	Forward contract	U.S.$	INR	U.S.$ 842	Sell
	Forward contract	ZAR	INR	ZAR 216	Sell
	Forward contract	GBP	INR	GBP 10	Sell
	Forward contract	AUD	INR	AUD 8	Sell
	Forward contract	EUR	INR	EUR 12	Sell
	Forward contract	U.S.$	BRL	U.S.$ (10)	Buy
	Forward contract	U.S.$	CLP	U.S.$ (4)	Buy
	Forward contract	U.S.$	COP	U.S.$ (9)	Buy
	Forward contract	U.S.$	KZT	U.S.$ (8)	Buy
	Forward contract	RUB	U.S.$	RUB 3,700	Sell
	Forward contract	EUR	U.S.$	EUR (78)	Buy
	Forward contract	GBP	U.S.$	GBP (31)	Buy
	Forward contract	U.S.$	AUD	U.S.$ (4)	Buy
	Forward contract	U.S.$	RON	U.S.$ (15)	Buy
	Interest rate swap contract	U.S.$	INR	U.S.$ 100	Sell
Hedges of highly probable forecast transactions	Forward contract	U.S.$	INR	U.S.$ 30	Sell
	Forward contract	RUB	U.S.$	RUB 2,500	Sell
	Forward contract	U.S.$	BRL	U.S.$ (18)	Buy
	Option contract	U.S.$	INR	U.S.$ 771	Sell

The following table gives details in respect of the notional amount of outstanding foreign exchange derivative contracts as of March 31, 2024.

Category	Instrument	Currency (1)	Cross Currency (1)	Amounts	Buy/Sell
Hedges of recognized assets and liabilities	Forward contract	RUB	INR	RUB 1,227	Sell
	Forward contract	U.S.$	INR	U.S.$ 445	Sell
	Forward contract	ZAR	INR	ZAR 133	Sell
	Forward contract	GBP	INR	GBP 17	Sell
	Forward contract	AUD	INR	AUD 7	Sell
	Forward contract	EUR	INR	EUR 5	Sell
	Forward contract	U.S.$	BRL	U.S.$ 6	Buy
	Forward contract	U.S.$	CLP	U.S.$ 3	Buy
	Forward contract	U.S.$	COP	U.S.$ 11	Buy
	Forward contract	U.S.$	RON	U.S.$ 20	Buy
	Forward contract	EUR	U.S.$	EUR 99	Buy
	Forward contract	GBP	U.S.$	GBP 55	Buy
	Forward contract	U.S.$	AUD	U.S.$ 4	Buy
	Option contract	U.S.$	INR	U.S.$ 20	Sell
	Option contract	RUB	U.S.$	RUB 2,000	Sell
	Currency Swap	EUR	BRL	EUR 7	Buy
Hedges of highly probable forecast transactions	Forward contract	U.S.$	INR	U.S.$ 11	Sell
	Forward contract	RUB	INR	RUB 1,500	Sell
	Option contract	U.S.$	INR	U.S.$ 903	Sell
	Option contract	RUB	U.S.$	RUB 1,050	Sell

(1)
“AUD” means Australian dollars, “BRL” means Brazilian reals, “CAD” means Canadian dollars, “COP” means Colombian pesos, “CLP” means Chilean pesos, “EUR” means Euros, “GBP” means U.K. pounds sterling, “INR” means Indian rupees, “
KZT”
means Kazakhstan tenge, “RON” means Romanian new leus, “RUB” means Russian roubles, “U.S.$” means United States dollars and “ZAR” means South African rands.

The table below summarizes the periods when the cash flows associated with highly probable forecast transactions that are classified as cash flow hedges are expected to occur:

	As of March 31,
	2025		2024
Cash flows in U.S dollars
Not later than one month	Rs.	6,535	Rs.	7,256
Later than one month and not later than three months		13,069		14,512
Later than three months and not later than six months		18,616		19,267
Later than six months and not later than one year		30,258		34,279
	Rs.	68,478	Rs.	75,315
Cash flows in Russian roubles
Not later than one month	Rs.	716	Rs.	767
Later than one month and not later than three months		1,841		1,535
Later than three months and not later than six months		-		-
Later than six months and not later than one year		-		-
	Rs.	2,557	Rs.	2,302
Cash flows in Brazilian reals
Not later than one month	Rs.	(256)	Rs.	-
Later than one month and not later than three months		(513)		-
Later than three months and not later than six months		(756)		-
Later than six months and not later than one year		-		-
	Rs.	(1,525)	Rs.	-

Hedges of changes in the interest rates:

Consistent with its risk management policy, the Company uses interest rate swaps (including cross currency interest rate swaps) to mitigate the risk of changes in interest rates. The Company does not use them for trading or speculative purposes.

A net gain/(loss) of Rs.0 for each of the years ended March 31, 2025, 2024 and 2023, representing the changes in the fair value of interest rate swaps used as hedging instrument in a cash flow hedge is recognized in the statement of comprehensive income. For balance interest rate swaps, the changes in fair value (including cross currency interest rate swaps) are recognized as part of the finance costs. Accordingly, the Company has recorded, as part of finance cost, a net (loss)/gain of Rs.0, Rs.(77) and Rs.0 for the years ended March 31, 2025, 2024 and 2023, respectively.